February 4, 2009

VIA EDGAR SYSTEM

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	FMI Common Stock Fund, Inc. File Nos. 002-73468 and 811-03235 Rule 497(j) Certification

Ladies & Gentlemen:

        The undersigned officer of FMI Common Stock Fund, Inc. (the “Company”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, that:

        1.        The form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 29 to the Form N-1A Registration Statement filed by the Company on January 30, 2009, which became effective that same day. This is the most recent amendment to such registration statement.

        2.        The text of Post-Effective Amendment No. 29 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on January 30, 2009.

Very truly yours,
FMI COMMON STOCK FUND, INC.
By: /s/ Kathleen M. Lauters
Kathleen M. Lauters
Chief Compliance Officer